Tax Financing Program - Components of Tax Debt Refinancing Program (Detail) - BRL BRL in Thousands		Dec. 31, 2015	Dec. 31, 2014
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		BRL 358,952
Fines		23,660
Interest		412,476
Total	[1]	795,088	BRL 990,230
Tax on revenue (COFINS)
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		176,567
Fines		6,762
Interest		203,899
Total		387,228	563,846
Income tax
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		42,576
Fines		4,201
Interest		54,120
Total		100,897	119,447
Tax on revenue (PIS)
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		64,756
Fines		1,266
Interest		38,116
Total		104,138	102,598
Social security (INSS - SAT)
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		527
Fines		2,675
Interest		6,679
Total		9,881	13,852
Social Contribution
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		10,414
Fines		1,362
Interest		13,875
Total		25,651	30,985
Tax on banking transactions (CPMF)
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		19,196
Fines		2,156
Interest		26,959
Total		48,311	39,717
Other
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		44,916
Fines		5,238
Interest		68,828
Total		BRL 118,982	BRL 119,785

[1]	The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be settled and are not adjusted to fair value.